UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number   811-22241
Partners Group Private Equity (Master Fund), LLC

(Exact name of registrant as specified in charter)

c/o Partners Group (USA) Inc.
1114 Avenue of the Americas, 37th Floor
New York, NY 10036

(Address of principal executive offices) (Zip code)

Brooks Lindberg, CCO
1114 Avenue of the Americas, 37th Floor
New York, NY 10036

(Name and address of agent for service)

registrant's telephone number, including area code: (212) 908-2600
Date of fiscal year end: March 31

Date of reporting period: March 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)

Annual Report
For the Year Ended March 31, 2013

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Table Of Contents

For the Year Ended March 31, 2013

Report of Independent Registered Public Accounting Firm	1
Schedule of Investments	2-5
Statement of Assets, Liabilities and Members' Equity	6
Statement of Operations	7
Statements of Changes in Members' Equity	8
Statement of Cash Flows	9
Financial Highlights	10
Notes to Financial Statements	11-18
Fund Management	19-20
Other Information	21-24

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Report of Independent Registered Public Accounting Firm

For the Year Ended March 31, 2013

To the Board of Managers and Members of
Partners Group Private Equity (Master Fund), LLC:

In our opinion, the accompanying statement of assets, liabilities, and members’ equity, including the schedule of investments, and the related statements of operations, of changes in members’ equity and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Partners Group Private Equity (Master Fund), LLC (the “Fund”) at March 31, 2013, and the results of its operations, the changes in its members’ equity, its cash flows and the financial highlights for the period April 1, 2012 through March 31, 2013, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2013 by correspondence with the portfolio funds and other auditing procedures where replies were not received, provides a reasonable basis for our opinion.

May 30, 2013

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Schedule of Investments – March 31, 2013

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL MEMBERS’ EQUITY
Percentages as a percentage of total investments are as follows:

Private Equity Investments (76.84%) a Direct Investments * (39.15%) Direct Equity (17.46%)	Investment Type	Geographic Region b	Fair Value **
ACP Viking Co-Investment, LLC c	Member interest	North America	$2,415,230
AnaCap Calcium, L.P.	Limited partnership interest	Western Europe	5,203,760
ATX Networks Holdings, LLC c	Member interest	North America	95,707
Aurora Products Group, LLC	Member interest	North America	400,470
CCM Pharma Debtco, Ltd. c	Common equity	Western Europe	919,526
CD&R Univar Co-Investor, L.P. c	Limited partnership interest	North America	2,430,875
Centauro Co-Investment Fund, L.P. c	Limited partnership interest	South America	9,431,220
Collins Food Holding Pty, Ltd.	Common equity	Asia - Pacific	80,930
CT Holdings (International), Ltd.	Common equity	Asia - Pacific	4,499,211
DLJSAP BookCO, LLC c	Member interest	South America	728,212
EQT Marvin Co-Investment, L.P. c	Limited partnership interest	Western Europe	1,632,348
Eurodrip Co-Investment Fund I, L.P. c	Limited partnership interest	North America	10,605,300
Fermo, Ltd. c	Common equity	Asia - Pacific	778,467
Fermo, Ltd. c	Preferred equity	Asia - Pacific	5,324,963
Gemini Global Holdings Investors, LLC c	Member interest	North America	4,220,021
Globetrotter Investment & Co S.C.A. c	Common equity	Western Europe	1,385,640
Globetrotter Investment & Co S.C.A. c	Preferred equity	Western Europe	8,179,858
HGI Global Holdings, Inc.	Common equity	North America	1
Hogan S.ar.l c	Common equity	Western Europe	1,048,977
Hogan S.ar.l c	Preferred equity	Western Europe	2,567,948
Kahuna Holdco Pty, Ltd.	Common equity	Asia - Pacific	1,576,788
KKBS Group Holdings, LLC c	Member interest	North America	152,870
KKBS Holdings, LLC c	Member interest	North America	79,869
KKR Matterhorn Co-Invest, L.P. c	Limited partnership interest	Western Europe	9,474,500
KLFS Holdings, L.P. c	Limited partnership interest	North America	2,426,004
Learning Care Group (US), Inc. c	Warrants	North America	24,138
Mauritius (Luxembourg) Investments S.ar.l. c	Common equity	Western Europe	1,641,825
MPH Acquisition Holdings, LLC c	Member interest	North America	3,689,817
NDES Holdings, LLC c	Member interest	North America	1,906,596
Peer I S.A. c	Common equity	Western Europe	2,532,504
Peer I S.A.	Preferred equity	Western Europe	4,249,839
Sabre Industries, Inc. c	Common equity	North America	570,000
S-Evergreen Holding Corp. c	Common equity	North America	750,423
Silver Lake Sumeru Marlin Co-Invest Fund, L.P. c	Limited partnership interest	North America	2,455,397
Spring Topco, Ltd. c	Common equity	North America	497,363
Strategic Partners, Inc. c	Common equity	North America	3,469,853
Surgery Center Holdings, LLC c	Warrants	North America	101,572
Swissport II Co-Invest FCPR c	Common equity	Western Europe	4,465,409
Valhalla Co-Invest, L.P. c	Limited partnership interest	Western Europe	4,960,472
Velocity Technologies Solutions, Inc. c	Common equity	North America	7,800,000
			114,773,903

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Schedule of Investments – March 31, 2013 (continued)

Private Equity Investments (continued) Direct Investments (continued) Direct Debt (21.69%)	Interest	Maturity	Investment Type	Geographic Region b	Fair Value **
Aenova Group	Euribor + 5.50%	10/14/2019	Senior	Western Europe	$10,260,766
AMC Entertainment, Inc.	Libor + 3.25%	12/15/2016	Senior	North America	2,952,140
ATX Networks Corp.	12.00% + 2.00% PIK	5/12/2016	Mezzanine	North America	972,026
Bausch & Lomb, Inc.	Libor + 4.25% (1.00% floor)	5/18/2019	Senior	North America	8,022,874
Beauty Holding Two AG	Euribor + 5.50%	12/19/2019	Senior	Western Europe	5,158,949
Beauty Holding Two AG	5.50% + 6.00% PIK	12/12/2020	Mezzanine	Western Europe	7,887,629
Biomnis	7.00% + 3.375% PIK (steps up to Euribor + 5.00% + 3.375% PIK)	6/30/2017	Senior	Western Europe	5,190,545
BostonMed Acquisition GmbH	Libor + 4.75% (1.25% floor)	8/28/2020	Senior	Western Europe	2,008,611
CCM Pharma Debtco, Ltd.	Libor + 6.50% + 4.00% PIK (1.50% floor)	12/21/2020	Mezzanine	Western Europe	8,377,579
Dynamic Research Corp.	13.00%	6/30/2017	Mezzanine	North America	6,256,678
Evergreen ACQC01, L.P.	10.25%	7/11/2022	Mezzanine	North America	6,325,000
Global Tel*Link Corp.	Libor + 4.75% (1.25% floor)	12/14/2017	Senior	North America	4,448,790
Globetrotter Investment & Co S.C.A.	Euribor + 5.75%	7/31/2019	Senior	Western Europe	9,507,948
H&F Nugent Lux Debtco S.a.r.l	Libor + 5.75% (1.00% floor)	2/8/2019	Senior	Western Europe	6,694,101
KACC Acquisition, LLC	12% + 1.00% PIK	6/29/2018	Mezzanine	North America	4,286,594
Kahuna Bidco Pty, Ltd.	BBSY + 5.00% + 3.50% PIK	12/31/2016	Mezzanine	Asia - Pacific	5,496,524
Kerisper S.A.S	Euribor + 3.00% + 3.50% PIK	12/31/2017	Senior	Western Europe	6,825,729
Kinetic Concepts, Inc.	Libor + 5.75% (1.25% floor)	5/4/2018	Senior	North America	4,289,254
Last Mile Funding Corp.	12.00% + 2.50% PIK	6/16/2016	Mezzanine	North America	3,148,313
Learning Care Group (US), Inc.	12.00%	6/30/2016	Senior	North America	2,206,770
Learning Care Group (US) No. 2, Inc.	15.00% PIK (2x redemption preference)	6/30/2016	Mezzanine	North America	486,331
Newcastle Coal Infrastructure Group Pty, Ltd.	BBSY + 6.50% + (steps up to 9.00%)	1/22/2023	Mezzanine	Asia - Pacific	4,224,596
Panda Temple Power Intermediate Holdings I, LLC	Libor + 13.00% (steps up to Libor + 15.00%), PIK only	7/27/2020	Mezzanine	North America	5,807,269
Sabre Industries, Inc.	12.00% + 2.00% PIK	2/22/2019	Mezzanine	North America	3,959,959
Securitas Direct Holding AB	Euribor + 3.75% + 6.75% PIK	9/2/2019	Mezzanine	Western Europe	7,334,601
Surgery Center Holdings, Inc.	12.00% + 3.00% PIK	6/24/2015	Mezzanine	North America	4,712,996
Triactor Acquico AB	Euribor + 7.00%, Euribor + 5.00% PIK	9/29/2017	Mezzanine	Western Europe	653,418
Universal Services of America, Inc.	12.00% + 2.50% PIK	8/31/2016	Mezzanine	North America	5,133,240
					142,629,230
Total Direct Investments (39.15%)					$257,403,133

Secondary Investments* (34.30%)				Geographic Region b	Fair Value
3i Europartners Vb, L.P.				Western Europe	$1,013,120
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. c				Western Europe	963,170
Abingworth Bioventures V, L.P. c				Western Europe	1,241,765
Advent International GPE VI, L.P.				Western Europe	5,176,005
Apax Europe VI - A, L.P.				Western Europe	605,189
Apax Europe VII - B, L.P. c				Western Europe	667,103
Apollo Investment Fund IV, L.P. c				North America	10,930
Apollo Investment Fund VI, L.P.				North America	2,151,825
Apollo Investment Fund VII, L.P.				North America	1,387,582
Apollo Overseas Partners (Delaware) VII, L.P.				North America	508,372
Ares Corporate Opportunities Fund III, L.P.				North America	258,301
Bain Capital Fund X, L.P.				North America	27,677,532
Bain Capital X Co-Investment Fund, L.P. c				North America	981,037
Baring Asia Private Equity Fund IV, L.P.				Asia - Pacific	504,184

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Schedule of Investments – March 31, 2013 (continued)

Private Equity Investments (continued) Secondary Investments* (34.30%) (continued)	Geographic Region b	Fair Value
Blackstone Capital Partners V/F, L.P.	North America	$4,321,852
Blackstone Capital Partners V-S, L.P.	North America	401,492
Candover 2001 Fund UK No. 2, L.P. c	Western Europe	180,181
Candover 2005 Fund, L.P. c	Western Europe	1,042,413
Carlyle Europe Partners II, L.P. c	Western Europe	1,100,382
Carlyle Europe Partners III, L.P. c	Western Europe	11,113,577
Carlyle Japan International Partners II, L.P. c	Asia - Pacific	1,460,858
Carlyle Partners IV, L.P.	North America	4,748,199
Carlyle Partners V, L.P.	North America	1,104,698
Carlyle Partners V/B, L.P.	North America	5,246,993
Citigroup Venture Capital International Growth Offshore I, L.P.	Asia - Pacific	81,397
Citigroup Venture Capital International Growth Offshore II, L.P.	Asia - Pacific	550,869
Citigroup Venture International Growth Partnership II, L.P.	Asia - Pacific	1,663,538
Clayton, Dubilier & Rice Fund VII, L.P.	North America	8,274,128
Clayton, Dubilier & Rice Fund VIII, L.P. c	North America	13,261,753
CVC Capital Partners Asia Pacific III, L.P.	Asia - Pacific	4,840,714
CVC European Equity Partners Tandem Fund (A), L.P.	Western Europe	729,499
CVC European Equity Partners V, L.P.	Western Europe	4,089,251
daVinci Japan Real Estate Partners IV, L.P. c	Asia - Pacific	138,098
Duke Street VI US No. 1, L.P.	Western Europe	400,289
Fourth Cinven Fund, L.P.	Western Europe	892,848
Frazier Healthcare VI, L.P. c	North America	1,327,923
FS Equity Partners V, L.P. c	North America	3,616,440
Green Equity Investors Side V, L.P.	North America	2,059,483
Harvest Partners V, L.P.	North America	524,948
Hellman & Friedman Capital Partners VI, L.P.	North America	2,326,250
H.I.G. Bayside Debt & LBO Fund II, L.P.	North America	925,663
Highstar Capital III Prism Fund, L.P.	North America	2,278,411
Investcorp Private Equity 2007 Fund, L.P.	North America	4,814,543
Investcorp Technology Partners III (Cayman), L.P. c	North America	4,685,510
Irving Place Capital Investors II, L.P.	North America	89,589
Irving Place Capital Partners III, L.P.	North America	1,413,339
KKR European Fund III, L.P. c	Western Europe	4,568,502
Madison Dearborn Capital Partners V-A and V-B, L.P.	North America	8,968,173
Madison Dearborn Capital Partners VI-C, L.P.	North America	512,006
MidOcean Partners III, L.P.	North America	2,403,767
Montagu III, L.P.	Western Europe	248,028
Oak Investment Partners XII, L.P.	North America	1,977,806
Palladium Equity Partners III, L.P.	North America	757,630
Permira IV Continuing, L.P. 1	Western Europe	2,910,719
Providence Equity Partners IV, L.P.	North America	103,781
Providence Equity Partners V, L.P.	North America	653,037
Providence Equity Partners VI, L.P.	North America	978,021
Ripplewood Partners II, L.P. c	North America	7,481,804
Silver Lake Partners III, L.P.	North America	8,486,681
Silver Lake Sumeru Fund, L.P.	North America	359,390
Thomas H. Lee Parallel (DT) Fund VI, L.P. c	North America	2,324,019
Thomas H. Lee Parallel Fund VI, L.P.	North America	2,081,701
TPG Partners V, L.P.	North America	6,616,737
TPG Partners VI, L.P.	North America	18,122,772
Tudor Ventures III, L.P. c	North America	5,426,389
Warburg Pincus Private Equity IX, L.P.	North America	817,429
Warburg Pincus Private Equity X, L.P.	North America	16,872,579
Total Secondary Investments (34.30%)		$225,522,214

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Schedule of Investments – March 31, 2013 (continued)

Private Equity Investments (continued) Primary Investments* (3.39%)	Geographic Region b	Fair Value
Advent International GPE VII-B, L.P. c	North America	$2,599,066
Altra Private Equity Fund II, L.P. c	South America	54,078
Ares Corporate Opportunities Fund IV, L.P. c	North America	421,654
Avista Capital Partners II, L.P.	North America	1,114,567
Avista Capital Partners III, L.P. c	North America	3,957,220
Baring Asia Private Equity V, L.P. c	Asia - Pacific	1,234,374
Crescent Mezzanine Partners VIB, L.P.	North America	787,186
EQT VI (No.1), L.P. c	Western Europe	1,353,502
Genstar Capital Partners VI, L.P.	North America	1,074,207
Hony Capital Partners V, L.P. c	Asia - Pacific	1,246,116
KKR North America Fund XI, L.P. c	North America	758,036
Kohlberg TE Investors VII, L.P.	North America	907,267
New Enterprise Associates 14, L.P. c	North America	1,084,772
Pátria - Brazilian Private Equity Fund IV, L.P. c	South America	382,119
PennantPark Credit Opportunities Fund, L.P. c	North America	5,139,370
Windjammer Senior Equity Fund IV, L.P. c	North America	200,018
Total Primary Investments (3.39%)		$22,313,552

Total Private Equity Investments (Cost $441,617,462) (76.84%)		$505,238,899

Short-Term Investments (23.42%) U.S. Government Treasury Obligations (23.42%)	Principal	Fair Value
U.S. Treasury Bill, 0.065%, 04/04/2013 d	18,000,000	$17,999,902
U.S. Treasury Bill, 0.055%, 04/18/2013 d	28,000,000	27,999,273
U.S. Treasury Bill, 0.055%, 05/02/2013 d	28,000,000	27,998,674
U.S. Treasury Bill, 0.11%, 05/16/2013 d	25,000,000	24,996,562
U.S. Treasury Bill, 0.075%, 05/30/2013 d	25,000,000	24,996,927
U.S. Treasury Bill, 0.09%, 06/13/2013 d	20,000,000	19,997,560
U.S. Treasury Bill, 0.065%, 06/27/2013 d	10,000,000	9,998,190
Total U.S. Government Treasury Obligations (23.42%)		$153,987,088

Total Short-Term Investments (Cost $153,986,117) (23.42%)		$153,987,088

Total Investments (Cost $595,603,579) (100.26%)		659,225,987

Liabilities in Excess of Other Assets (-0.26%)		(1,712,385)

Members' Equity (100.00%)		$657,513,602

*
Direct private equity investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary investments involve acquiring single or portfolios of assets on the secondary market.

**
The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Master Fund’s interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see Note 2.b for further detail regarding the valuation policy of the Master Fund.

a
Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Total cost and fair value of restricted portfolio funds as of March 31, 2013 was $441,617,462 and $505,238,899, respectively.

b	Geographic region is based on where a Private Equity Investment is headquartered and may be different from where such Private Equity Investment invests or operates.

c	Non-income producing.

d	Each issue shows the rate of the discount at the time of purchase.

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Statement of Assets, Liabilities and Members’ Equity – March 31, 2013

Assets
Private Equity Investments, at fair value (cost $441,617,462)	$505,238,899
Short-term investments, at fair value (cost $153,986,117)	153,987,088
Cash and cash equivalents	15,534,926
Cash denominated in foreign currencies (cost $873,348)	937,488
Interest receivable	1,836,354
Forward foreign currency contracts receivable	1,698,942
Prepaid assets	525

Total Assets	$679,234,222

Liabilities
Investment purchases payable	$10,152,293
Repurchase amounts payable for tender offers	9,009,408
Management fee payable	1,346,517
Professional fees payable	507,778
Interest expense payable	339,119
Accounting and administration fees payable	68,056
Custodian fees payable	12,889
Other payable	284,560

Total Liabilities	$21,720,620

Members' Equity	$657,513,602

Members' Equity consists of:
Members' Equity Paid-in	$559,483,036
Accumulated net investment income	10,550,616
Accumulated net realized gain on investments, forward foreign currency contracts and foreign currency translation	22,094,460
Accumulated net unrealized appreciation on investments, forward foreign currency contracts and foreign currency translation	65,385,490

Total Members' Equity	$657,513,602

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Statement of Operations – For the Year Ended March 31, 2013

Investment Income
Dividends	$2,131,890
Interest	13,212,301
Transaction fee income	779,598
Other income	125,229

Total Investment Income	16,249,018

Operating Expenses
Management fee	6,671,398
Professional fees	878,372
Accounting and administration fees	356,574
Interest expense	339,119
Board of Managers' fees	90,000
Custodian fees	77,314
Insurance expense	68,262
Other expenses	73,400

Net Expenses	8,554,439

Net Investment Income	7,694,579

Net Realized Gain (Loss) and Change in Unrealized Appreciation on Investments, Forward Foreign Currency Contracts and Foreign Currency
Net realized gain from investments	2,058,869
Net realized loss on forward foreign currency contracts	(392,624)
Net realized gain on foreign currency translation	149,014
Net realized gain distributions from primary and secondary investments	12,906,770
Net change in accumulated unrealized appreciation on:
Investments	31,300,719
Foreign currency translation	87,453
Forward foreign currency contracts	1,917,329

Net Realized Gain (Loss) and Change in Unrealized Appreciation on Investments, Forward Foreign Currency Contracts and Foreign Currency	48,027,530

Net Increase in Members' Equity From Operations	$55,722,109

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Statements of Changes in Members’ Equity – For the Years Ended March 31, 2012 and 2013

	Adviser’s Equity	Members’ Equity	Total Members’ Equity
Members' Equity at March 31, 2011	$609,737	$165,716,557	$166,326,294
Capital contributions	—	206,634,000	206,634,000
Capital tenders	(1,747,104)	(10,566,466)	(12,313,570)
Net investment income	—	3,221,547	3,221,547
Net realized gain from investments	—	628,008	628,008
Net realized gain on forward foreign currency contracts	—	346,800	346,800
Net realized gain on foreign currency contracts	—	99,486	99,486
Net realized gain distributions from primary and secondary investments	—	4,330,001	4,330,001
Net change in accumulated unrealized appreciation on investments, forward foreign currency contracts and foreign currency translation	—	15,215,542	15,215,542

Adviser's Incentive Allocation from April 1, 2011 to March 31, 2012	2,382,870	(2,382,870)	—

Members' Equity at March 31, 2012	$1,245,503	$383,242,605	$384,488,108

Capital contributions	—	253,029,534	253,029,534
Capital tenders	(5,544,507)	(30,181,642)	(35,726,149)
Net investment income	—	7,694,579	7,694,579
Net realized gain from investments	—	2,058,869	2,058,869
Net realized loss on forward foreign currency contracts	—	(392,624)	(392,624)
Net realized gain on foreign currency contracts	—	149,014	149,014
Net realized gain distributions from primary and secondary investments	—	12,906,770	12,906,770
Net change in accumulated unrealized appreciation on investments, forward foreign currency contracts and foreign currency translation	—	33,305,501	33,305,501

Adviser's Incentive Allocation from April 1, 2012 to March 31, 2013	5,568,043	(5,568,043)	—

Members' Equity at March 31, 2013	$1,269,039	$656,244,563	$657,513,602

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Statement of Cash Flows – For the Year Ended March 31, 2013

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Members' Equity from Operations	$55,722,109
Adjustments to reconcile Net Increase in Members’ Equity from Operations to net cash used in operating activities:
Net change in accumulated unrealized appreciation on investments, forward foreign currency contracts and foreign currency translation	(33,305,501)
Net realized gain from investments, forward foreign currency contracts and foreign currency translation	(14,722,029)
Purchases of Private Equity Investments	(276,990,070)
Distributions received from Private Equity Investments	57,509,003
Net (purchases) sales of short-term investments	(19,002,064)
Net realized loss on forward foreign currency contracts	(392,624)
Net realized gain distributions from primary and secondary investments	12,906,770
Decrease in interest receivable	128,079
Increase in prepaid assets	(43)
Increase in investment purchases payable	3,630,243
Increase in management fee payable	942,645
Increase in professional fees payable	224,117
Increase in interest expense payable	339,119
Increase in accounting and administration fees payable	22,831
Decrease in Board of Managers' fees payable	(22,500)
Increase in custodian fees payable	3,889
Increase in other payable	268,998
Decrease in incentive fees payable	(139,920)
Net Cash Used in Operating Activities	(212,876,948)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' capital contributions	253,029,534
Distributions for Members' capital tenders	(29,538,155)
Net Cash Provided by Financing Activities	223,491,379

Effect of exchange rate changes on cash	236,467

Net change in cash and cash equivalents	10,614,431

Cash and cash equivalents at beginning of year	5,621,516
Cash and cash equivalents at End of Year	$16,472,414

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Financial Highlights

	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Period from Commencement of Operations - July 1, 2009 through March 31, 2010
Total Return Before Incentive Allocation(1)	11.20%	9.11%	11.08%	4.30	%(3)

Total Return After Incentive Allocation(1)	10.21%	8.33%	9.95%	3.80	%(3)

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period in thousands (000's)	$657,514	$384,488	$166,326	$28,214

Net investment income (loss) to average net assets before Incentive Allocation	1.48%	1.17%	(0.06)%	(3.02	)%(4)
Ratio of gross expenses to average net assets, excluding Incentive Allocation(2)	1.65%	1.63%	2.20%	4.96	%(5)
Incentive Allocation to average net assets	1.07%	0.86%	1.86%	0.99	%(3)
Ratio of gross expenses and Incentive Allocation to average net assets (2)	2.72%	2.49%	4.06%	5.95	%(4)(5)
Expense waivers to average net assets	0.00%	0.00%	(0.02)%	(1.16	)%(4)
Ratio of net expenses and Incentive Allocation to average net assets	2.72%	2.49%	4.04%	4.79	%(4)
Ratio of net expenses to average net assets, excluding Incentive Allocation	1.65%	1.63%	2.18%	3.79	%(4)(5)

Portfolio Turnover	15.47%	8.39%	5.71%	13.05	%(3)(5)

(1)
Total investment return based on per unit net asset value reflects the changes in net asset value based on the effects of the performance of the Master Fund during the period and adjusted for cash flows related to capital contributions or withdrawals during the period.

(2)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by/to the Adviser.

(3)	Not annualized.

(4)	Annualized.

(5)	The Incentive Allocation and/or organizational expenses are not annualized.

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – March 31, 2013

1. Organization

Partners Group Private Equity (Master Fund), LLC (the “Master Fund”) was organized as a limited liability company under the laws of the State of Delaware on August 4, 2008 and commenced operations on July 1, 2009. The Master Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Master Fund is managed by Partners Group (USA) Inc. (the “Adviser”), an investment adviser registered under the Investment Advisers Act of 1940, as amended. A Board of Managers (the “Board”) has overall responsibility for the management and supervision of the business operations of the Master Fund. To the fullest extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, any committee of the Board, or the Adviser. The objective of the Master Fund is to seek attractive long-term capital appreciation by investing in a diversified portfolio of private equity investments.

The Master Fund is a master investment portfolio in a master-feeder structure. Partners Group Private Equity, LLC, Partners Group Private Equity (Institutional), LLC, Partners Group Private Equity (TEI), LLC, and Partners Group Private Equity (Institutional TEI), LLC, (collectively “the Feeder Funds”) invest substantially all of their assets, directly or indirectly, in the limited liability company interests (“Interests”) of the Master Fund and become members of the Master Fund (“Members”).

2. Significant Accounting Policies

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a. Basis of Accounting

The Master Fund’s accounting and reporting policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

b. Valuation of Investments

Investments held by the Master Fund include direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity investments (“Private Equity Fund Investments”) (collectively, “Private Equity Investments”).

The Master Fund estimates the fair value of its Private Equity Investments in conformity with U.S. GAAP. The Master Fund’s valuation procedures (the “Valuation Procedures”), which have been approved by the Board, require evaluation of all relevant factors available at the time the Master Fund values its investments. The inputs or methodologies used for valuing the Master Fund’s Private Equity Investments are not necessarily an indication of the risk associated with investing in those investments.

Direct Investments

In assessing the fair value of non-traded Direct Investments, the Master Fund uses a variety of methods such as the time of last financing, earnings and multiple analysis, discounted cash flow and third party valuation, and makes assumptions that are based on market conditions existing at each end of the reporting period. Quoted market prices or dealer quotes for certain similar instruments are used for long-term debt where appropriate. Other techniques, such as option pricing models and estimated discounted value of future cash flows, are used to determine fair value for the remaining financial instruments.

Private Equity Fund Investments

The fair values of Private Equity Fund Investments determined by the Adviser in accordance with the Valuation Procedures are estimates. These estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of the Private Equity Fund Investments. Ordinarily, the fair value of a Private Equity Fund Investment is based on the net asset value of that Private Equity Fund Investment determined by its investment manager. Accordingly, in circumstances in which the net asset value of the Private Equity Fund Investment is determined using accounting guidance other than U.S. GAAP, or the fair value of the Private Equity Fund Investment in an investment company cannot be determined, the net asset value of the Private Equity Fund Investment (or its equivalent) reported by its investment manager is used as fair value of the Private Equity Fund Investment without further adjustment. If the Adviser determines that the most recent net asset value reported by the investment manager of a Private Equity Fund Investment does not represent fair value or if the manager of a Private Equity Fund Investment fails to report a net asset value to the Master Fund, a fair value determination is made by the Adviser in accordance with the Valuation Procedures. In making that determination, the Adviser will consider whether it is appropriate, in light of all relevant circumstances, to value such Private Equity Fund Investment at the net asset value last reported by its investment manager, or whether to adjust such value to reflect a premium or discount to such net asset value. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – March 31, 2013 (continued)

2. Significant Accounting Policies (continued)

b. Valuation of Investments (continued)

Daily Traded Investments

The Master Fund values investments traded (1) on one or more of the U.S. national securities exchanges or the OTC Bulletin Board, at their last sales price, or (2) on NASDAQ at the NASDAQ Official Closing Price, at the close of trading on the exchanges or markets where such securities are traded for the business day as of the relevant determination date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Securities traded on a foreign securities exchange generally are valued at their closing prices on the exchange where such securities are primarily traded and translated into U.S. dollars at the current exchange rate provided by a recognized pricing service.

Investments for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Adviser not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of 60 days or less are valued by the Adviser at amortized cost.

c. Cash and Cash Equivalents

Pending investment in Private Equity Investments and in order to maintain liquidity, the Master Fund holds cash, including amounts held in foreign currency and short-term interest bearing deposit accounts. At times, those amounts may exceed federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe that it is exposed to any significant credit risk on such accounts.

d. Foreign Currency Translation

The books and records of the Master Fund are maintained in U.S. Dollars. Generally, assets and liabilities denominated in non-U.S. currencies are translated into U.S. Dollar equivalents using valuation date exchange rates, while purchases, realized gains and losses, income and expenses are translated at the transaction date exchange rates. As of March 31, 2013 the Master Fund has forty-five investments denominated in Euros, five investments denominated in Australian Dollars, seven investments denominated in British Pounds, one investment denominated in Swedish Kronor, one investment denominated in Norwegian Kronor, one investment denominated in Hong Kong Dollars and one investment in Japanese Yen. The Master Fund does not isolate the portion of the results of operations due to fluctuations in foreign exchange rates from changes in fair values of the investments during the period.

e. Forward Foreign Currency Exchange Contracts

The Master Fund may enter forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Master Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Master Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Master Fund’s foreign currency denominated investments will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – March 31, 2013 (continued)

2. Significant Accounting Policies (continued)

e. Forward Foreign Currency Exchange Contracts (continued)

During the year ended March 31, 2013, the Master Fund entered into five short forward foreign currency exchange contracts and three long forward foreign currency exchange contract. As disclosed in the Statement of Operations, the Master Fund had $392,624 in net realized losses, and a $1,917,329 change in net unrealized appreciation on forward foreign currency exchange contracts.

At March 31, 2013, the Master Fund had outstanding short forward foreign currency exchange contracts:

		Contract Amount			Unrealized Appreciation (Depreciation)
Settlement Date	Currency	Buy	Sell	Value		Counterparty
April 26, 2013	Euro (€)	$44,394,061	€33,300,000	$42,695,119	$1,698,942	Barclays Capital

f. Investment Income

The Master Fund records distributions of cash or in-kind securities from Private Equity Investments at fair value based on the information from distribution notices when distributions are received. Thus, the Master Fund would recognize within the Statement of Operations its share of realized gains or (losses) and the Master Fund’s share of net investment income or (loss) based upon information received regarding distributions from managers of the Private Equity Investments. Unrealized appreciation/depreciation on investments within the Statement of Operations includes the Master Fund’s share of unrealized gains and losses, realized undistributed gains/losses, and the Master Fund’s share of undistributed net investment income or (loss) from Private Equity Investments for the relevant period.

g. Master Fund Expenses

The Master Fund bears all expenses incurred in the business of the Master Fund on an accrual basis, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; managers’ fees; and expenses of meetings of the Board.

h. Costs Relating to Secondary Purchases of Investments

Costs relating to secondary purchases of investments consist of imputed expenses relating to the amortization of deferred payments on investments purchased in secondary transactions. Such expenses are recognized on a monthly basis until the due date of a deferred payment. At due date the net present value of such payment equals the notional amount due to the respective counterparty.

i. Income Taxes

For U.S. federal income tax purposes, the Master Fund is treated as a partnership, and each Member of the Master Fund is treated as the owner of its allocated share of the net assets, income, expenses, and the realized and unrealized gains (losses) of the Master Fund. Accordingly, no U.S. federal, state or local income taxes are paid by the Master Fund on the income or gains of the Master Fund since the Members are individually liable for the taxes on their allocated share of such income or gains of the Fund.

The Adviser determines whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority.

The Master Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Master Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of March 31, 2013, the tax years from the year 2009 forward remain subject to examination by the major tax jurisdictions under the statute of limitations.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – March 31, 2013 (continued)

2. Significant Accounting Policies (continued)

j. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Master Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in capital from operations during the reporting period. Actual results can differ from those estimates.

k. Recently Issued Accounting Pronouncements

In December 2011, Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities.” ASU No. 2011-11 requires that an entity discloses information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU No. 2011-11 will have on the financial statement disclosures.

3. Fair Value Measurements

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-tier hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

Valuation of Investments

•
Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange or over-the-counter. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such day, the mean between the closing bid and ask prices on such day. The Master Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Master Fund holds a large position and a sale could reasonably impact the quoted price.

•
Level 2 – Pricing inputs are other than quoted prices in active markets (i.e. Level 1 pricing) and fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments which are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

•
Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category generally include equity investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs are based on the Adviser’s estimates that consider a combination of various performance measurements including the timing of the transaction, the market in which the company operates, comparable market transactions, company performance and projections and various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period and forward earnings, as well as discounted cash flow analysis. The following table presents the Master Fund’s investments at March 31, 2013 measured at fair value. Due to the inherent uncertainty of valuations, estimated values may materially differ from the values that would have been used had a ready market for the securities existed.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – March 31, 2013 (continued)

3. Fair Value Measurements (continued)

Investments	Level 1	Level 2	Level 3	Total
Direct Investments:
Direct Equity Investments	$80,930	$—	$114,692,973	$114,773,903
Direct Debt Investments	—	—	142,629,230	142,629,230
Total Direct Investments*	$80,930	$—	$257,322,203	$257,403,133
Secondary Investments*	—	—	225,522,214	225,522,214
Primary Investments*	—	—	22,313,552	22,313,552
Short-Term Investments	153,987,088	—	—	153,987,088
Total	$154,068,018	$—	$505,157,969	$659,225,987

The following is a reconciliation of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2012	Realized gain/(loss)	Net change in unrealized appreciation/(depreciation)	Gross purchases	Gross sales	Net transfers out of Level 3**	Balance as of March 31, 2013
Direct Investments:
Direct Equity Investments	$51,293,009	$—	$8,708,167	$59,818,449	$(5,045,722)	$(80,930)	$114,692,973
Direct Debt Investments	77,056,016	2,070,187	(24,020)	98,237,626	(34,710,579)	—	142,629,230
Total Direct Investments*	$128,349,025	$2,070,187	$8,684,147	$158,056,075	$(39,756,301)	$(80,930)	$257,322,203
Secondary Investments*	121,605,789	(11,318)	22,514,773	97,735,187	(16,322,217)	—	225,522,214
Primary Investments*	2,441,220	—	104,009	21,198,808	(1,430,485)	—	22,313,552
Total	$252,396,034	$2,058,869	$31,302,929	$276,990,070	$(57,509,003)	$(80,930)	$505,157,969

The amount of the net change in unrealized appreciation for the year ended March 31, 2013 relating to investments in Level 3 assets still held at March 31, 2013 is $32,837,867, which is included as a component of net change in accumulated unrealized appreciation on investments on the Statement of Operations.

*
Direct private equity investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Secondary investments involve acquiring single or portfolios of assets on the secondary market. Primary investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment.

**
The Adviser has reassessed the criteria used to determine the valuation applied for the common equity investment in Collins Food Holding Pty, Ltd., and concluded that the methodology applied meets the criteria of a Level 1 investment rather than those of a Level 3 investment. As a consequence, the Adviser has decided to transfer the investment from Level 3 into Level 1 with effect from March 31, 2013.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – March 31, 2013 (continued)

3. Fair Value Measurements (continued)

The Master Fund’s Valuation Procedures have been approved by the Board. The Valuation Procedures are implemented by the Adviser and the Master Fund’s third party administrator, both of which report to the Board. For third-party information, the Master Fund’s administrator monitors and reviews the methodologies of the various pricing services employed by the Master Fund. The Adviser employs valuation techniques for Private Equity Investments held by the Master Fund, which include discounted cash flow methods and market comparables. The Adviser has established a committee (the “Valuation Committee”) to oversee the valuation of the Master Fund’s investments pursuant to the Valuation Procedures. The Adviser and its affiliates may act as investment advisers to other clients that hold some of the same Private Equity Investments held by the Master Fund, and the Valuation Committee may value such Private Equity Investments in consultation with its affiliates. However, valuation determination by the Adviser and its affiliates for other clients may result in different values than those ascribed to the same Private Equity Investment held by the Master Fund.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser’s Valuation Committee for Level 3 Fair Value Measurements for investments held as of March 31, 2013:

Type of Security	Fair Value at 3/31/2013	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Direct Investments:
Direct Equity Investments	$104,814,998	Market comparable companies	Enterprise Value to EBITDA multiple	6.01 x - 17.69 x (8.99 x)
	2,923,367	Discounted cash flow	Discount factor	17.88% - 20.00% (18.24%)
	2,455,397	Market comparable companies	Enterprise Value to Sales multiple	2.80 x - 2.80 x (2.80 x)
	4,499,211	Market comparable companies	Price to Earnings multiple	10.14 x – 10.14 x (10.14 x)
Direct Debt Investments	112,884,307	Market comparable companies	Enterprise Value to EBITDA multiple	7.00 x - 12.35 x (9.11 x)
		Discounted cash flow	Discount factor	4.83% - 14.00% (9.01%)
	10,031,865	Replacement cost	Transaction price	n/a
		Discounted cash flow	Discount factor	10.00% - 14.97% (12.88%)
	19,713,058	Broker quotes	Bid quotes for an inactive market	n/a

Level 3 Direct Equity Investments valued by using an observable input factor are directly affected by a change in that factor. For Level 3 Direct Debt Investments, the Master Fund arrives at a fair value through the use of an earnings and multiples analysis and a discounted cash flows analysis which consider credit risk and interest rate risk of the particular investment.

4. Allocation of Members’ Capital

Net profits or net losses of the Master Fund for each Allocation Period (as defined below) are allocated among and credited to or debited against the capital accounts of the Members. Each Allocation Period begins on the day after the last day of the preceding Allocation Period and ends at the close of business on the first to occur thereafter of: (1) the last day of a calendar month, (2) the last day of a taxable year; (3) the day preceding a day on which Interests are purchased, (4) a day on which Interests are repurchased by the Master Fund pursuant to tenders of Interests by Members, or (5) a day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – March 31, 2013 (continued)

5. Subscription and Repurchase of Members’ Interests

Interests are generally offered for purchase as of the first day of each calendar month, except that Interests may be offered more or less frequently as determined by the Board in its sole discretion.

The Board may, from time to time and in its sole discretion, cause the Master Fund to repurchase Interests from Member pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board. In determining whether the Master Fund should offer to repurchase Interests, the Board considers the recommendation of the Adviser, as well as a variety of other operational, business and economic factors. The Adviser anticipates recommending to the Board that, under normal circumstances, the Master Fund conduct repurchase offers of no more than 5% of the Master Fund’s net assets quarterly on or about each January 1st, April 1st, July 1st and October 1st. The Master Fund does not intend to distribute to the Members any of the Master Fund’s income, but currently expects to reinvest substantially all income and gains allocable to the Members.

6. Management Fees, Incentive Allocation, and Fees and Expenses of Managers

The Adviser is responsible for providing day-to-day investment management services to the Master Fund, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Master Fund (the “Investment Management Agreement”). Under the Investment Management Agreement, the Adviser is responsible for developing, implementing and supervising the Master Fund’s investment program. In consideration for such services, the Master Fund pays the Adviser a monthly management fee equal to 1/12th of 1.25% (1.25% on an annualized basis) of the greater of (i) the Master Fund’s net asset value and (ii) the Master Fund’s net asset value less cash and cash equivalents plus the total of all commitments made by the Master Fund that have not yet been drawn for investment. In no event will the Investment Management Fee exceed 1.50% as a percentage of the Master Fund’s net asset value.

In addition, at the end of each calendar quarter (and at certain other times), an amount (the “Incentive Allocation”) equal to 10% of the excess, if any, of (i) the allocable share of the net profits of the Master Fund for the relevant period of each Member over (ii) the then balance, if any, of that Member’s Loss Recovery Account (as defined below) will be debited from such Member’s capital account and credited to a capital account of the Adviser (or, to the extent permitted by applicable law, of an affiliate of the Adviser) in the Master Fund (the “Incentive Allocation Account”) maintained solely for the purpose of being allocated the Incentive Allocation and thus, the Incentive Allocation Account does not participate in the net profits or losses of the Master Fund.

The Master Fund maintains a memorandum account for each Member (each, a “Loss Recovery Account”). Each Member’s Loss Recovery Account has an initial balance of zero and is (i) increased upon the close of each Allocation Period by the amount of the relevant Member’s allocable share of the net losses of the Master Fund for the Allocation Period, and (ii) decreased (but not below zero) upon the close of such Allocation Period by the amount of such Member’s allocable share of the net profits of the Master Fund for the Allocation Period. The Incentive Allocation is calculated, charged to each Member and credited to the Incentive Allocation Account as of the end of each Allocation Period. The Allocation Period for a Member whose Interest is repurchased or is transferred in part is treated as ending only for the portion of Interests so repurchased or transferred. In addition, only the net profits of the Master Fund, if any, and the balance of the Loss Recovery Account attributable to the portion of the Interest being repurchased or transferred (based on the Member’s capital account amount being so repurchased or transferred) is taken into account in determining the Incentive Allocation for the Allocation Period then ending. The Member’s Loss Recovery Account is not adjusted for such Member’s allocable share of the net losses of the Master Fund, if any, for the Allocation Period then ending that are attributable to the portion of the Interest so repurchased or transferred. For the year ended March 31, 2013 an aggregate Incentive Allocation of $5,568,043 was credited to the Incentive Allocation Account.

Each member of the Board who is not an “interested person” of the Master Fund, as defined by the 1940 Act (the “Independent Managers”), receives a fee of $35,000 per year. In addition, the Master Fund pays an additional fee of $10,000 per year to the Chairman of the Board and to the Chairman of the Audit Committee. All Board members are reimbursed by the Master Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

7. Accounting, Administration, and Custodial Agreement

In consideration for accounting, administrative, and recordkeeping services, the Master Fund pays UMB Fund Services, Inc. (the “Administrator”) a monthly administration fee based on the month-end net asset value of the Master Fund, subject to certain minimums. The Administrator also provides regulatory administrative services, transfer agency functions, and shareholder services at an additional cost. For these services the Administrator receives a fixed monthly fee, based upon average net assets, and a monthly fee based on the number of Member accounts as well as reasonable out of pocket expenses. For the year ended March 31, 2013, the total administration fee was $356,574.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – March 31, 2013 (continued)

7. Accounting, Administration, and Custodial Agreement (continued)

UMB Bank, N.A. serves as custodian of the Master Fund’s assets and provides custodial services for the Master Fund.

8. Investment Transactions

Total purchases of Private Equity Investments for the year ended March 31, 2013 amounted to $276,990,070. Total distribution proceeds from sale, redemption, or other disposition of Private Equity Investments for the year ended March 31, 2013 amounted to $57,509,003. The cost of investments in Private Equity Investments for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such Private Equity Investments. The Master Fund relies upon actual and estimated tax information provided by the managers of the Private Equity Investments as to the amounts of taxable income allocated to the Master Fund as of March 31, 2013.

9. Indemnification

In the normal course of business, the Master Fund may enter into contracts that provide general indemnification. The Master Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund under such agreements, and therefore cannot be established; however, based on management’s experience, the risk of loss from such claims is considered remote.

10. Commitments

As of March 31, 2013, the Master Fund had contributed 69% or $509,927,062 of the total of $736,371,697 of its capital commitments to its Private Equity Investments. With respect to its (i) Direct Investments it had contributed $284,887,749 of $289,158,807 in total commitments, (ii) secondary Private Equity Investments it had contributed $201,865,491 of $330,234,908 in total commitments, and (iii) primary Private Equity Investments it had contributed $23,173,822 of $116,977,982 in total commitments, in each case, as of March 31, 2013.

11. Risk Factors

An investment in the Master Fund involves significant risks, including industry risk, liquidity risk, interest rate risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund invests substantially all of its available capital in Private Equity Investments. These investments are generally restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Master Fund may have a concentration of investments, as permitted by the Confidential Private Placement Memorandum, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Master Fund. The Master Fund’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Master Fund will be able to realize the value of such investments in a timely manner. Private Equity Fund Instruments are generally closed-end private equity partnerships with no right to withdraw prior to the termination of the partnership. The frequency of withdrawals is dictated by the governing documents of the Private Equity Fund Investments.

Interests in the Master Fund provide limited liquidity because Members will not be able to redeem Interests on a daily basis because the Master Fund is a closed-end fund. Therefore investment in the Master Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Interests and should be viewed as a long-term investment. No guarantee or representation is made that the investment objective will be met.

A further discussion of the risks associated with an investment in the Master Fund is provided in the Confidential Private Placement Memorandum and Statement of Additional Information.

12. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no subsequent events that require disclosure in the financial statements.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Fund Management (unaudited)

The identity of the members of the Board and brief biographical information as of March 31, 2013 is set forth below. The Master Fund’s Statement of Additional Information includes additional information about the membership of the Board and is available, without charge, by calling 1-877-748-7209.

INDEPENDENT MANAGERS
NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE MASTER FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD BY MANAGER	NUMBER OF PORTFOLIOS IN FUND COMPLEX* OVERSEEN BY MANAGER
James Frederick Munsell Year of Birth: 1941 c/o Partners Group (USA) Inc. 1114 Avenue of the Americas, 37th Floor New York, NY 10036	Chairman and Manager	Since Inception	Senior Counsel, Cleary Gottlieb Steen & Hamilton LLP (2001-Present); Senior Managing Director, Brock Capital Group LLC (2008-Present).	5
Robert J. Swieringa Year of Birth: 1942 c/o Partners Group (USA) Inc. 1114 Avenue of the Americas, 37th Floor New York, NY 10036	Manager	Since Inception	Professor of Accounting, S.C. Johnson Graduate School of Management at Cornell University (1997-Present); Director, The General Electric Company (2002-Present); Anne and Elmer Lindseth Dean, S.C. Johnson Graduate School of Management at Cornell University (1997-2007).	5
INTERESTED MANAGERS AND OFFICERS
NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE MASTER FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD BY MANAGER OR OFFICER	NUMBER OF PORTFOLIOS IN FUND COMPLEX* OVERSEEN BY MANAGER OR OFFICER
Brooks Lindberg Year of Birth:1972 c/o Partners Group (USA) Inc. 1114 Avenue of the Americas, 37th Floor New York, NY 10036	Manager and Chief Compliance Officer	Since 2012 Since Inception	Partner, Partners Group (2008-Present); Partners Group (2002-Present); Paradigm Properties (1998-2000); Director, Partners Group (USA) Inc. (2008-Present); Director, Partners Group Real Estate, LLC (2008-2011).	5

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Fund Management (unaudited) (continued)

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE MASTER FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD BY OFFICER	NUMBER OF PORTFOLIOS IN FUND COMPLEX* OVERSEEN BY OFFICER
Scott Higbee Year of Birth:1973 c/o Partners Group (USA) Inc. 1114 Avenue of the Americas, 37th Floor New York, NY 10036	President	Since Inception	Partner, Partners Group (2006-Present); Partners Group (2001-Present); Senior Associate, PricewaterhouseCoopers LLP (1997-1999); Director, Partners Group (USA) Inc. (2006-Present); Director, Partners Group Real Estate, LLC (2007-2011).	5
Robert Collins Year of Birth:1976 c/o Partners Group (USA) Inc. 1114 Avenue of the Americas, 37th Floor New York, NY 10036	Chief Financial Officer	Since Inception	Managing Director, Partners Group (2012-Present); Partners Group (2005-Present); Corporate Strategic Planning/M&A, Pfizer, Inc. (2004); Associate Director, UBS Warburg LLC/PaineWebber (1998-2003).	5
Joshua B. Deringer Year of Birth: 1974 c/o Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, PA 19103	Secretary	Since Inception	Partner, Drinker Biddle & Reath LLP (2009-Present); Drinker Biddle & Reath LLP (2001-Present).	5

*
The Fund Complex consists of Partners Group Private Equity (Master Fund), LLC, Partners Group Private Equity, LLC, Partners Group Private Equity (Institutional), LLC, Partners Group Private Equity (TEI), LLC and Partners Group Private Equity (Institutional TEI), LLC.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Other Information (unaudited)

Proxy Voting

The Master Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Master Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling 1-877-748-7209 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Management Agreement

At a meeting of the Board held on December 5, 2012, the Board, including a majority of the Independent Managers, approved by a unanimous vote the continuation of the Investment Management Agreement (the “Agreement”).

In advance of the meeting, the Independent Managers requested and received extensive materials from the Adviser to assist them in considering the approval of the Agreement. The materials provided by the Adviser included detailed comparative information relating to the performance, advisory fees and other expenses of the Master Fund and the Feeder Funds (collectively, the “Funds”).

The Board engaged in a detailed discussion of the materials with management of the Adviser. The Independent Managers then met separately with independent counsel to the Independent Managers for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Agreement.

Discussion of Factors Considered

The Board considered, among other things: (1) the nature and quality of the advisory services rendered, including, the complexity of the services provided; (2) the experience and qualifications of the personnel that provide such services; (3) the fee structure and the expense ratios in relation to those of other investment companies having comparable investment policies and limitations; (4) the direct and indirect costs incurred by the Adviser and its affiliates in performing advisory services for the Master Fund, the basis of determining and allocating these costs, and the profitability to the Adviser and its affiliates in performing such services; (5) possible economies of scale arising from any anticipated growth of the Funds and the extent to which these would be passed on to the Funds; (6) other compensation or possible benefits to the Adviser and its affiliates arising from their advisory and other relationships with the Master Fund; (7) possible alternative fee structures or bases for determining fees; (8) the fees charged by the Adviser and other investment advisers to similar clients and in comparison to industry fees for similar services; and (9) possible conflicts of interest that the Adviser may have with respect to the Funds.

The Board concluded that the nature, extent and quality of the services provided by the Adviser to the Master Fund are appropriate and consistent with the terms of the limited liability company agreement of the Master Fund, that the quality of those services is consistent with industry norms and that the Master Fund benefits from the Adviser’s management of the Master Fund investment program.

The Board noted that the performance of the Master Fund had been positive since inception and had less volatility than the equity markets, as measured by the S&P 500.

The Board also concluded that the Adviser had sufficient personnel with the appropriate education and experience to serve the Master Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel. The Board noted that the Adviser is part of a larger investment advisory group that advises other funds and individual investors with respect to private equity investments and that relationship may make available to the Master Fund investment opportunities that would not be available to the Master Fund if the Adviser was not the Master Fund’s investment adviser.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Other Information (unaudited) (continued)

Approval of Investment Management Agreement (continued)

The Board considered the anticipated costs of the services provided by the Adviser, and the compensation and benefits received by the Adviser in providing services to the Master Fund. The Board reviewed the financial statements of the Adviser’s parent, considered any direct or indirect revenues that could be received by affiliates of the Adviser, and concluded that the Adviser’s fees and profits derived from its relationship with the Master Fund in light of the Fund’s expenses were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable funds. The Board also concluded that the overall expense ratios of the Funds were reasonable, taking into account the size of the Funds and the quality of services provided by the Adviser.

The Board considered the extent to which economies of scale could be realized and whether fee levels would reflect those economies, noting that as the Funds grew, economies of scale would be realized.

The Board considered all factors and no one factor alone was deemed dispositive.

Conclusion

The Board determined that the information presented provided a sufficient basis upon which to approve the Agreement and that the compensation and other terms of the Agreement were in the best interests of the Master Fund and its Members.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Other Information (unaudited) (continued)

Privacy Policy

FACTS	WHAT DOES PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
•  Social Security number
•  account balances
•  account transactions
•  transaction history
•  wire transfer instructions
•  checking account information
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Partners Group Private Equity (Master Fund), LLC chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Partners Group Private Equity (Master Fund), LLC share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-748-7209

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Other Information (unaudited) (continued)

  Privacy Policy (continued)

What we do
How does Partners Group Private Equity (Master Fund), LLC protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Partners Group Private Equity (Master Fund), LLC collect my personal information?
We collect your personal information, for example, when you
•  open an account
•  provide account information
•  give us your contact information
•  make a wire transfer
•  tell us where to send the money
We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
•  sharing for affiliates’ everyday business purposes – information about your creditworthiness
•  affiliates from using your information to market to you
•  sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
•    Our affiliates include companies with a Partners Group name,  such as Partners Group (USA) Inc. investment adviser to the Fund and other funds, and Partners Group AG.

Nonaffiliates
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
•     Partners Group Private Equity (Master Fund), LLC doesn’t share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Partners Group Private Equity (Master Fund), LLC doesn’t jointly market.

ITEM 2. CODE OF ETHICS.

     (a)  The  registrant,  as of the end of the period  covered by this report, has  adopted  a code  of  ethics  that  applies  to  the  registrant's principal executive officer,  principal  financial officer,  principal accounting  officer  or  controller,  or  persons  performing  similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c)  There  have been no  amendments,  during  the  period  covered by this report,  to a  provision  of the code of ethics  that  applies  to the registrant's principal executive officer, principal financial officer, principal  accounting  officer or  controller,  or persons  performing similar  functions, regardless  of  whether  these  individuals  are employed by the  registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The  registrant  has not granted  any  waivers, during the period covered by this report, including  an implicit waiver,  from a  provision  of the code of ethics  that  applies to the registrant's principal executive officer, principal financial officer, principal  accounting  officer or  controller, or  persons  performing similar functions, regardless of whether these individuals are employed by the registrant or a third party,  that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of managers has determined that Mr. Robert J. Swieringa is qualified to serve as the audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

     (a)  The  aggregate  fees billed for each of the last two fiscal years for professional  services  rendered by the principal  accountant  for the audit of the registrant's annual financial statements or services that are normally  provided by the accountant in connection  with statutory and  regulatory  filings or  engagements for those fiscal years are $33,000 for 2012 and $190,000 for 2013, which was allocated to Partners Group Private Equity, LLC, Partners Group Private Equity (Institutional), LLC, Partners Group Private Equity (TEI), LLC and Partners Group Private Equity (Institutional TEI), LLC (each, a “Feeder Fund”) based on each respective Feeder Funds’ proportionate ownership share in the registrant.

Audit-Related Fees

     (b)  The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2012 and $0 for 2013. The fees listed in item 4 (b) are related to out-of-pocket expenses in relation to the annual audit of the registrant.

Tax Fees

     (c)  The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2012 and $0 for 2013.

All Other Fees

     (d)  The  aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant other than the services  reported in paragraphs  (a) through (c) of this Item are $0 for 2012 and $0 for 2013.

  (e)(1)  Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

           The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

  (e)(2)  The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                        (b) 0%

                        (c) 0%

                        (d) 0%

     (f)  The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were  attributed to work  performed by persons other than the principal accountant's  full-time,  permanent employees was less than fifty percent.

     (g)  The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment  adviser  (not  including  any  sub-adviser  whose  role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the  registrant  for each of the last two fiscal  years of the registrant was $48,000 for 2012 and $0 for 2013.

     (h)  The  registrant's  audit  committee of the board of managers has considered whether the  provision  of  non-audit services that were rendered to the  registrant's  investment  adviser (not  including any sub-adviser  whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity  controlling, controlled by, or under common control with the investment  adviser that provides ongoing  services to the registrant that were not  pre-approved  pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible  with  maintaining  the principal accountant's independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

PROXY VOTING POLICY

Partners Group Private Equity (Master Fund), LLC, Partners Group Private Equity, LLC, Partners Group Private Equity (Institutional), LLC, Partners Group Private Equity (TEI), LLC, and Partners Group Private Equity (Institutional TEI), LLC (the “Funds”) are clients of Partners Group (USA) Inc. (“the “Adviser”). All proxy voting responsibilities of the Funds are performed by the Adviser, with the assistance of administrator of the Funds.

The Adviser shall vote the proxies appurtenant to all shares of corporate stock or ownership interest owned by each Fund for which it serves as adviser, and the Adviser shall vote said proxies strictly in accordance with the proxy voting policies submitted by that firm to and approved by the Board of Managers.

The Adviser acts as fiduciary in relation to the portfolios of the Funds and any other clients that it may manage in the future and the assets entrusted by them to their management. Where the assets placed in the Adviser’s care include shares of corporate stock or ownership interest, and except where the client has expressly reserved to itself or another party the duty to vote proxies, it is the Adviser’s duty as a fiduciary to vote all proxies relating to such shares.

The Adviser has an obligation to vote all proxies received from shares of corporate stock or ownership interest owned by its client accounts in the best interests of those clients. In voting these proxies, the Adviser may not be motivated by, or subordinate the client’s interests to, its own objectives or those of persons or parties unrelated to the client. The Adviser will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by the Adviser. The Adviser shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

In order to carry out its responsibilities in regard to voting proxies, the Adviser must track all shareholder/interest holder meetings convened by companies whose shares are held in the Adviser client accounts, identify all issues presented to shareholder/interest holders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

In addition, the Adviser may engage the services of an independent third party (“Proxy Firm”) to cast proxy votes according to the Adviser’s established guidelines. The Proxy Firm will promptly notify the Adviser of any proxy issues that do not fall under the guidelines set forth below. The Adviser does not believe that conflicts of interest will generally arise in connection with its proxy voting policies.

Generally, the Adviser views that proxy proposals can be grouped into six broad categories as follows:

I.	Election of Board of Directors

•
The Adviser will generally vote in support of management’s nominees for the board of directors; however, the Adviser may choose not to support management’s proposed board if circumstances warrant such consideration.

II.	Appointment of Independent Auditors

•	The Adviser will support the recommendation of the respective corporation’s board of directors.

III.	Issues of Corporate Structure and Shareholder/Interest Holder Rights

•
Proposals may originate from either management or shareholder/interest holders, and among other things, may request revisions to the corporate bylaws that will affect shareholder/interest holder ownership rights. The Adviser does not generally support obstacles erected by corporations to prevent mergers or takeovers with the view that such actions may depress the corporation’s marketplace value.

•	The Adviser supports the following types of corporate structure and shareholder/interest holder rights proposals:
o	Management proposals for approval of stock/interest repurchase programs; stock splits (including reverse splits).
o	Authorization to increase shares outstanding.
o	The ability of shareholder/interest holders to vote on shareholder/interest holder rights plans (poison pills).
o	Shareholder/interest holder rights to eliminate or remove supermajority provisions.
o	Shareholder/interest holders’ rights to call special meetings and to act by written consent.
•	The Adviser votes against management on the following items which have potentially substantial financial or best interest impact:

o
Capitalization changes that add “blank check” classes of stock or classes that dilute the voting interests of existing shareholder/interest holders which are contrary to the best interest of existing shareholder/interest holders.

o	Anti-takeover and related provisions that serve to prevent the majority of shareholder/interest holders from exercising their rights or effectively deter appropriate tender offers and other offers.
o	Amendments to bylaws which would require super-majority shareholder/interest holder votes to pass or repeal certain provisions.
o	Elimination of shareholder/interest holders’ right to call special meetings.
o	Establishment of classified boards of directors.
o	Reincorporation in a state which has more stringent anti-takeover and related provisions.
o
Shareholder/interest holder rights plans that allow the board of directors to block appropriate offers to shareholder/interest holders or which trigger provisions preventing legitimate offers from proceeding.

o	Excessive compensation.
o	Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements which benefit management and would be costly to shareholder/interest holders if triggered.
o	Adjournment of meeting to solicit additional votes.
o	“Other business as properly comes before the meeting” proposals which extend “blank check” powers to those acting as proxy.
o	Proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, and nominating committees.

IV.	Mergers and Acquisitions

•	The Adviser evaluates Mergers and Acquisitions on a case-by-case basis. The Adviser uses its discretion in order to maximize shareholder/interest holder value. The Adviser generally votes as follows:

o	Against offers with potentially damaging consequences for minority shareholder/interest holders because of illiquid stock/interest, especially in some non-US markets.
o	For offers that concur with index calculators’ treatment and our ability to meet our clients’ return objectives for passive funds.
o	For proposals to restructure or liquidate closed end investment funds in which the secondary market price is substantially lower than the net asset value.

V.	Executive and Director Equity-Based Compensation

•
The Adviser is generally in favor of properly constructed equity-based compensation arrangements. The Adviser will support proposals that provide management with the ability to implement compensation arrangements that are both fair and competitive. However, the Adviser may oppose management proposals that could potentially significantly dilute shareholder/interest holders’ ownership interests in the corporation.

VI.	Corporate Social and Policy Issues

•	Proposals usually originate from shareholder/interest holders and may require a revision of certain business practices and policies.

•
The Adviser believes, however, that typical business matters that directly or indirectly affect corporate profitability are primarily the responsibility of management. The Adviser believes it is inappropriate to use client assets to address socio-political issues. Therefore, social and policy issues reflected in shareholder/interest holder proposals should be subject to the approval of the corporation’s board of directors.

Conflicts

From time to time, the Adviser will review a proxy which presents a potential material conflict. As a fiduciary to its clients, the Adviser takes these potential conflicts very seriously. While the Adviser’s only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients’ best interests and are not affected by the Adviser’s potential conflict, there are a number of courses the Adviser may take. The final decision about which course to follow shall be made by the Adviser’s Proxy Committee.

When the matter falls clearly within one of the proposals enumerated above, casting a vote which simply follows the Adviser’s pre-determined policy would eliminate the Adviser’s discretion on the particular issue and hence avoid the conflict.

In other cases, where the matter presents a potential material conflict and is not clearly within one of the enumerated proposals, or is of such a nature that the Adviser believes more active involvement is necessary, the Adviser may employ the services of a Proxy Firm, wholly independent of the Adviser, and those parties involved in the proxy issue, to determine the appropriate vote.

Second, in certain situations the Adviser’s Proxy Committee may determine that the employment of a Proxy Firm is unfeasible, impractical or unnecessary. In such situations, the Proxy Committee shall make a decision about the voting of the proxy. The basis for the voting decision, including the basis for the determination that the decision is in the best interests of the Adviser’s clients, shall be formalized in writing. As stated above, which action is appropriate in any given scenario would be the decision of the Proxy Committee in carrying out its duty to ensure that the proxies are voted in the clients’, and not the Adviser’s, best interests.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1)   Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

The following table provides biographical information about the members of the Investment Committee of Partners Group (USA) Inc. (the "Adviser"), who are primarily responsible for the day-to-day portfolio management of the Partners Group Private Equity (Master Fund), LLC as of June 7, 2013:

Name of Investment Committee Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years	Role of Investment Committee Member

Scott Essex	Senior Vice President	Since Inception	Managing Director, Partners Group (USA) Inc. (2012-Present); Partners Group (2007-Present).	Portfolio Management

Jennifer Haas	Senior Vice President	Since Inception	Senior Vice President, Partners Group (USA) Inc. (2006-Present).	Portfolio Management

David Layton	Senior Vice President	Since 2011	Senior Vice President, Partners Group (USA) Inc. (2011-Present); Partners Group (2006-Present).	Portfolio Management

Brooks Lindberg	Chief Compliance Officer	Since Inception	Partner, Partners Group (2008-Present); Partners Group (2002-Present); Director, Partners Group (USA) Inc. (2008-Present).	Portfolio Management

Anthony Shontz	Senior Vice President	Less Than 1 Year	Senior Vice President, Partners Group (USA) Inc. (2007-Present).	Portfolio Management

 (a)(2)  Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

              The following table provides information about portfolios and accounts, other than the Partners Group Private Equity (Master Fund), LLC, for which the members of the Investment Committee of the Investment Adviser are primarily responsible for the day-to-day portfolio management as of March 31, 2013:

	Number of Other Accounts Managed and Total Value of Assets by Account Type for Which There is No Performance-Based Fee:			Number of Accounts and Total Value of Assets for Which Advisory Fee is Performance-Based:
	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts
Scott Essex	Zero accounts	Zero accounts	Zero accounts	Zero accounts	Zero accounts	Seven accounts with a value of $1.373 billion
Jennifer Haas	Zero accounts	Zero accounts	Zero accounts	Zero accounts	Zero accounts	Seven accounts with a value of $1.373 billion
David Layton	Zero accounts	Zero accounts	Zero accounts	Zero accounts	Zero accounts	Seven accounts with a value of $1.373 billion
Brooks Lindberg	Zero accounts	Zero accounts	Zero accounts	Zero accounts	Zero accounts	Fourteen accounts with a value of $2.303 billion
Anthony Shontz	Zero accounts	Zero accounts	Zero accounts	Zero accounts	Zero accounts	Seven accounts with a value of $1.373 billion

Potential Conflicts of Interests

Members of the Portfolio Management Team are involved in the management of other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles. Members of the Portfolio Management Team may manage separate accounts or other pooled investment vehicles that may have materially higher or different fee arrangements than the Fund and the Master Fund and may also be subject to performance-based fees. The side-by-side management of these separate accounts and pooled investment vehicles may raise potential conflicts of interest relating to cross trading and the allocation of investment opportunities.

The Adviser has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. The Adviser seeks to provide best execution of all securities transactions and to allocate investments to client accounts in a fair and reasonable manner. To this end, the Adviser has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

(a)(3)    Compensation Structure of Portfolio Manager(s) or Management Team Members

The Adviser is a wholly-owned subsidiary of Partners Group Holding AG (“Partners Group Holding”) and an affiliate of Partners Group AG, the principal operating subsidiary of Partners Group Holding. Partners Group Holding is an employee owned limited liability company. The ownership structure is designed to motivate and retain employees. Current employees own a majority of Partners Group Holding.

The Portfolio Management Team and other employees of the Adviser are compensated with a fixed annual salary, which is typically supplemented by an annual bonus based on individual and team based performance. Key professionals, including the Portfolio Management Team, are additionally compensated through equity participation in Partners Group Holding.

This equity ownership is structured in a manner designed to provide for long-term continuity. Accordingly, the vesting parameters of equity incentives are rather stringent. Any equity or option holder intending to leave the firm has the obligation to render his or her unvested interest back to the company, either in the form of equity shares or options depending upon the extent of ownership interest. As a result, the Adviser believes that members of the Portfolio Management Team have a strong interest to remain with the firm over the long term.

(a)(4)    Disclosure of Securities Ownership

               The following table sets forth the dollar range of equity securities beneficially owned by each member of the Investment Committee of the Adviser indirectly in the Master Fund as of March 31, 2013:

Investment Committee Member	Dollar Range of Fund Shares Beneficially Owned
Scott Essex	None
Jennifer Haas	None
David Layton	None
Brooks Lindberg	None
Anthony Shontz	None

(b)       Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

    (a)   The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b)   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)       Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Partners Group Private Equity (Master Fund), LLC

By (Signature and Title)*	/s/ Scott Higbee
Scott Higbee, President & Chief Executive Officer (Principal Executive Officer)

Date	June 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott Higbee
Scott Higbee, President & Chief Executive Officer (Principal Executive Officer)

Date	June 7, 2013

By (Signature and Title)*	/s/ Robert Collins
Robert Collins, Chief Financial Officer (Principal Financial Officer)

Date	June 7, 2013

* Print the name and title of each signing officer under his or her signature.